Joint ventures and associated companies (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method

The following table summarizes the carrying value of our interests in joint ventures and associated companies accounted for under the equity method as well as our share of the income of those entities.

	Joint ventures		Associated companies
	As at and for the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017	October 31 2018	October 31 2017
Carrying amount	$165	$164	$521	$526
Share of:
Net income	113	328	(92)	7
Other comprehensive income	–	(8)	–	–
	$113	$320	$(92)	$7